Investment Objectives and Goals - NexPoint Credit Catalyst Fund	Jul. 02, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NexPoint Credit Catalyst Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of NexPoint Credit Catalyst Fund (the “Credit Catalyst Fund” or the “Fund”) is to seek current income and capital appreciation.